Acquisitions and disposals of subsidiaries (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Impact of Acquisitions and Disposals on Consolidated Statements

The table below summarizes the impact of acquisitions and disposals on the statement of financial position and cash flows of AB InBev for 30 June 2019 and 30 June 2018:

Million US dollar	2019 Acquisitions	2018 Acquisitions	2019 Disposals	2018 Disposals
Non-current assets
Property, plant and equipment	26	—	0	(249)
Intangible assets	307	67	(15)	(17)
Deferred tax assets	0	—	0	(86)
Trade and other receivables	0	1	0	—
Current assets
Inventories	39	1	0	(74)
Income tax receivables	0	—	0	(2)
Trade and other receivables	12	1	0	(77)
Cash and cash equivalents	40	1	0	(4)
Assets held for sale	0	—	0	(27)
Non-current liabilities
Interest-bearing loans and borrowings	(4)	—	0	—
Deferred tax liabilities	(49)	(1)	4	2
Current liabilities
Bank overdrafts	0	—	0	7
Interest-bearing loans and borrowings	(2)	—	0	142
Trade and other payables	(47)	(6)	0	252
Provisions	0	—	0	1

Net identifiable assets and liabilities	322	65	(11)	(132)
Non-controlling interests	(62)	—	0	—
Goodwill on acquisitions and goodwill disposed of	389	—	(15)	(479)
Loss/(gain) on disposal	0	—	(13)	(15)
Consideration to be (paid)/received	(348)	(4)	0	53
Net cash paid on prior years acquisitions/(disposal)	81	10	(53)	12
Recycling of cumulative translation adjustment in respect of net assets	0	—	0	(584)
Contribution in kind	0	—	0	1 150

Consideration paid/(received)	382	71	(92)	5
Cash (acquired)/ disposed of	(40)	(1)	0	(3)

Net cash outflow / (inflow)	342	70	(92)	2